Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 22,380	$ 25,125	$ 2,053
Gross value before offsetting - liabilities	(20,934)	(18,879)	(4,291)
Amounts offset - assets	(2,160)	(2,713)	(625)
Amounts offset - liabilities	2,160	2,713	625
Net balance sheet value presented - assets	20,220	22,412	1,428
Net balance sheet value presented - liabilities	(18,774)	(16,166)	(3,666)
Other amounts not offset - collateral received	(406)
Other amounts not offset - collateral pledged		726	65
Net carrying amount after other amounts not offset	1,040	6,972	(2,173)
Fair value	1,446	6,246	(2,238)
Fair value after other amounts not offset	1,040	6,972	(2,173)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	21,438	24,215	1,363
Gross value before offsetting - liabilities	(19,091)	(17,832)	(3,291)
Amounts offset - assets	(2,013)	(2,341)	(220)
Amounts offset - liabilities	2,013	2,341	220
Net balance sheet value presented - assets	19,425	21,874	1,143
Net balance sheet value presented - liabilities	(17,078)	(15,491)	(3,071)
Other amounts not offset - collateral received	(406)
Other amounts not offset - collateral pledged		382	22
Net carrying amount after other amounts not offset	1,941	6,765	(1,906)
Fair value	2,347	6,383	(1,928)	$ (260)
Fair value after other amounts not offset	1,941	6,765	(1,906)
Integrated Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,268	92	10
Gross value before offsetting - liabilities	(449)	(385)	(71)
Amounts offset - assets	(18)	(35)
Amounts offset - liabilities	18	35
Net balance sheet value presented - assets	1,250	57	10
Net balance sheet value presented - liabilities	(431)	(350)	(71)
Net carrying amount	819	(293)	(61)
Fair value	819	(293)	(61)
Integrated Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	18,014	21,752	1,372
Gross value before offsetting - liabilities	(18,638)	(16,954)	(3,113)
Amounts offset - assets	(1,994)	(2,120)	(186)
Amounts offset - liabilities	1,994	2,120	186
Net balance sheet value presented - assets	16,020	19,632	1,186
Net balance sheet value presented - liabilities	(16,644)	(14,834)	(2,927)
Net carrying amount	(624)	4,798	(1,741)
Fair value	(624)	4,798	(1,741)
Integrated Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	2,143	1,953	(61)
Gross value before offsetting - liabilities	(1)	(63)	(75)
Amounts offset - assets	(1)	(3)	(13)
Amounts offset - liabilities	1	3	13
Net balance sheet value presented - assets	2,142	1,950	(74)
Net balance sheet value presented - liabilities		(60)	(62)
Net carrying amount	2,142	1,890	(136)
Fair value	2,142	1,890	(136)
Integrated Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	13	418	42
Gross value before offsetting - liabilities	(3)	(430)	(32)
Amounts offset - assets		(183)	(21)
Amounts offset - liabilities		183	21
Net balance sheet value presented - assets	13	235	21
Net balance sheet value presented - liabilities	(3)	(247)	(11)
Net carrying amount	10	(12)	10
Fair value	10	(12)	10
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	942	910	690
Gross value before offsetting - liabilities	(1,843)	(1,047)	(1,000)
Amounts offset - assets	(147)	(372)	(405)
Amounts offset - liabilities	147	372	405
Net balance sheet value presented - assets	795	538	285
Net balance sheet value presented - liabilities	(1,696)	(675)	(595)
Other amounts not offset - collateral pledged		344	43
Net carrying amount after other amounts not offset	(901)	207	(267)
Fair value	(901)	(137)	(310)	$ (282)
Fair value after other amounts not offset	$ (901)	207	(267)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 122	245	302
Gross value before offsetting - liabilities	(114)	(289)	(443)
Amounts offset - assets	(58)	(166)	(207)
Amounts offset - liabilities	58	166	207
Net balance sheet value presented - assets	64	79	95
Net balance sheet value presented - liabilities	(56)	(123)	(236)
Net carrying amount	8	(44)	(141)
Fair value	8	(44)	(141)
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	631	411	158
Gross value before offsetting - liabilities	(1,489)	(444)	(297)
Amounts offset - assets	(7)	(88)	(13)
Amounts offset - liabilities	7	88	13
Net balance sheet value presented - assets	624	323	145
Net balance sheet value presented - liabilities	(1,482)	(356)	(284)
Net carrying amount	(858)	(33)	(139)
Fair value	(858)	(33)	(139)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	76	68	113
Gross value before offsetting - liabilities	(227)	(236)	(125)
Amounts offset - assets	(69)	(40)	(68)
Amounts offset - liabilities	69	40	68
Net balance sheet value presented - assets	7	28	45
Net balance sheet value presented - liabilities	(158)	(196)	(57)
Net carrying amount	(151)	(168)	(12)
Fair value	(151)	(168)	(12)
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	113	186	117
Gross value before offsetting - liabilities	(13)	(78)	(135)
Amounts offset - assets	(13)	(78)	(117)
Amounts offset - liabilities	13	78	117
Net balance sheet value presented - assets	100	108
Net balance sheet value presented - liabilities			(18)
Net carrying amount	100	108	(18)
Fair value	$ 100	$ 108	$ (18)